CORRECTION OF PRIOR PERIOD ERRORS	12 Months Ended
Dec. 31, 2019
Accounting Changes and Error Corrections [Abstract]
CORRECTION OF PRIOR PERIOD ERRORS

NOTE 19 – CORRECTION OF PRIOR PERIOD ERRORS

During the fiscal year ended December 31, 2018, the Company discovered a financial statement error for the year ended December 31, 2016 that caused an overstatement of accumulated deficit. The error was related to the recording of professional fees. In October 2015, the Company entered into the Gone Green Agreement, pursuant to which Gone Green agreed to perform consulting work for the Company to be completed by August 2016 in exchange for 120,000,000 shares of the Common Stock. The Company issued 120,000,000 shares of the Common Stock in the first quarter of 2016. In July 2016, the parties entered into the Termination GG Agreement, pursuant to which the parties mutually agreed to terminate and the Gone Green Agreement because services were not rendered. The 120,000,000 shares of Common Stock were returned to the Company; however, the Company, in error, did not reverse the professional fees and Common Stock issuance as of December 31, 2016. The correction of prior period error resulted in decreased accumulated deficit by $1,630,000, and is reflected in the accompanying Consolidated Balance Sheet and Consolidated Statements of Stockholders’ Deficit.